Pensions and other post-retirement benefits - Disclosure of asset allocation strategy (Details)	Mar. 31, 2024
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	22.00%
Liability-matching assets	78.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	40.00%
Liability-matching assets	60.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	31.00%
Liability-matching assets	69.00%